Operating Segments	12 Months Ended
Dec. 31, 2011
Operating Segments [Abstract]
Operating Segments

We have three operating segments for management reporting: Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement. The results for these operating segments are based on our management accounting process, for which there is no comprehensive, authoritative guidance equivalent to GAAP for financial accounting. The management accounting process measures the performance of the operating segments based on our management structure and is not necessarily comparable with similar information for other financial services companies. We define our operating segments by product type and customer segment. If the management structure and/or the allocation process changes, allocations, transfers and assignments may change. In first quarter 2010, we conformed certain funding and allocation methodologies of legacy Wachovia to those of Wells Fargo; in addition, integration expense related to mergers other than the Wachovia merger is now included in segment results. In fourth quarter 2010, we aligned certain lending businesses into Wholesale Banking from Community Banking to reflect our previously announced restructuring of Wells Fargo Financial. In first quarter 2011, we realigned a private equity business into Wholesale Banking from Community Banking. The prior periods have been revised to reflect these changes.

Community Banking offers a complete line of diversified financial products and services to consumers and small businesses with annual sales generally up to $20 million in which the owner generally is the financial decision maker. Community Banking also offers investment management and other services to retail customers and securities brokerage through affiliates. These products and services include the Wells Fargo Advantage FundsSM, a family of mutual funds. Loan products include lines of credit, auto floor plan lines, equity lines and loans, equipment and transportation loans, education loans, origination and purchase of residential mortgage loans and servicing of mortgage loans and credit cards. Other credit products and financial services available to small businesses and their owners include equipment leases, real estate and other commercial financing, Small Business Administration financing, venture capital financing, cash management, payroll services, retirement plans, Health Savings Accounts, credit cards, and merchant payment processing. Community Banking also purchases sales finance contracts from retail merchants throughout the United States and retail installment contracts from auto dealers in the United States and Puerto Rico. Consumer and business deposit products include checking accounts, savings deposits, market rate accounts, Individual Retirement Accounts, time deposits, global remittance and debit cards.

       Community Banking serves customers through a complete range of channels, including traditional banking stores, in-store banking centers, business centers, ATMs, Online and Mobile Banking, and Wells Fargo Customer Connection, a 24-hours a day, seven days a week telephone service.

Wholesale Banking provides financial solutions to businesses across the United States with annual sales generally in excess of $20 million and to financial institutions globally. Wholesale Banking provides a complete line of commercial, corporate, capital markets, cash management and real estate banking products and services. These include traditional commercial loans and lines of credit, letters of credit, asset-based lending, equipment leasing, international trade facilities, trade financing, collection services, foreign exchange services, treasury management, investment management, institutional fixed-income sales, interest rate, commodity and equity risk management, online/electronic products such as the Commercial Electronic Office® (CEO®) portal, insurance, corporate trust fiduciary and agency services, and investment banking services. Wholesale Banking manages customer investments through institutional separate accounts and mutual funds, including the Wells Fargo Advantage Funds and Wells Capital Management. Wholesale Banking also supports the CRE market with products and services such as construction loans for commercial and residential development, land acquisition and development loans, secured and unsecured lines of credit, interim financing arrangements for completed structures, rehabilitation loans, affordable housing loans and letters of credit, permanent loans for securitization, CRE loan servicing and real estate and mortgage brokerage services.

Wealth, Brokerage and Retirement provides a full range of financial advisory services to clients using a planning approach to meet each client's needs. Wealth Management provides affluent and high net worth clients with a complete range of wealth management solutions, including financial planning, private banking, credit, investment management and trust. Family Wealth (to be rebranded as Abbot Downing, a Wells Fargo Business, in April 2012) meets the unique needs of ultra high net worth customers. Brokerage serves customers' advisory, brokerage and financial needs as part of one of the largest full-service brokerage firms in the United States. Retirement is a national leader in providing institutional retirement and trust services (including 401(k) and pension plan record keeping) for businesses, retail retirement solutions for individuals, and reinsurance services for the life insurance industry.

Other includes corporate items (such as integration expenses related to the Wachovia merger) not specific to a business segment and elimination of certain items that are included in more than one business segment.

			Wealth,
			Brokerage
	Community	Wholesale	and		Consolidated
(income/expense in millions, average balances in billions)	Banking	Banking	Retirement	Other (1)	Company
2011
Net interest income (2)	$29,580	11,714	2,855	(1,386)	42,763
Provision (reversal of provision) for credit losses	8,001	(109)	170	(163)	7,899
Noninterest income	21,124	9,952	9,333	(2,224)	38,185
Noninterest expense	29,234	11,194	9,935	(970)	49,393
Income (loss) before income tax expense (benefit)	13,469	10,581	2,083	(2,477)	23,656
Income tax expense (benefit)	4,072	3,525	789	(941)	7,445
Net income (loss) before noncontrolling interests	9,397	7,056	1,294	(1,536)	16,211
Less: Net income from noncontrolling interests	317	19	6	-	342
Net income (loss) (3)	$9,080	7,037	1,288	(1,536)	15,869

2010
Net interest income (2)	$31,885	11,474	2,707	(1,309)	44,757
Provision for credit losses	13,807	1,920	334	(308)	15,753
Noninterest income	22,604	10,951	9,023	(2,125)	40,453
Noninterest expense	30,071	11,269	9,768	(652)	50,456
Income (loss) before income tax expense (benefit)	10,611	9,236	1,628	(2,474)	19,001
Income tax expense (benefit)	3,347	3,315	616	(940)	6,338
Net income (loss) before noncontrolling interests	7,264	5,921	1,012	(1,534)	12,663
Less: Net income from noncontrolling interests	274	20	7	-	301
Net income (loss) (3)	$6,990	5,901	1,005	(1,534)	12,362

2009
Net interest income (2)	$34,795	10,222	2,407	(1,100)	46,324
Provision for credit losses	17,866	3,648	460	(306)	21,668
Noninterest income	25,651	10,411	8,358	(2,058)	42,362
Noninterest expense	29,928	10,799	9,426	(1,133)	49,020
Income (loss) before income tax expense (benefit)	12,652	6,186	879	(1,719)	17,998
Income tax expense (benefit)	3,443	2,217	324	(653)	5,331
Net income (loss) before noncontrolling interests	9,209	3,969	555	(1,066)	12,667
Less: Net income from noncontrolling interests	331	35	26	-	392
Net income (loss) (3)	$8,878	3,934	529	(1,066)	12,275

2011
Average loans	$498.1	249.1	43.0	(33.1)	757.1
Average assets	755.7	428.1	152.2	(65.7)	1,270.3
Average core deposits	556.2	202.1	130.4	(62.0)	826.7

2010
Average loans	$530.1	230.5	43.0	(33.0)	770.6
Average assets	772.4	373.8	139.3	(58.6)	1,226.9
Average core deposits	536.4	170.0	121.2	(55.6)	772.0

  Includes Wachovia integration expenses and the elimination of items that are included in both Community Banking and Wealth, Brokerage and Retirement, largely representing services and products for wealth management customers provided in Community Banking stores.
  Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.
  Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement segments and Wells Fargo net income for the consolidated company.